Accounts payables and accrued liabilities (Tables)	12 Months Ended
Apr. 03, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	April 3, 2022	March 28, 2021
	$	$
Trade payables	63.9	78.9
Accrued liabilities	67.0	49.9
Employee benefits	26.5	28.3
Derivative financial instruments	10.4	8.8
Other payables	8.4	11.9
Accounts payable and accrued liabilities	176.2	177.8